Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,740,000.00
Previously Paid Amount	0.00
Total Fee Amount	266.39
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457 (r)
Net Fee	$ 266.39
Narrative - Max Aggregate Offering Price	$ 1,740,000.00
Final Prospectus	true